Expense Example - iShares Mortgage-Backed Securities Active ETF - iShares Mortgage-Backed Securities Active ETF	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	82
Expense Example, with Redemption, 5 Years	144
Expense Example, with Redemption, 10 Years	$ 329